GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND OTHER INTANGIBLES [Abstract]
Other Intangible Assets, Net of Amortization
Intangible assets, net of amortization, at December 31 follows:

	2021		2020
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$8,580	$11,916	$7,610
Unamortized intangible assets - goodwill	$28,300		$28,300

Estimated Core Deposit Intangible Amortization	A summary of estimated core deposit intangible amortization at December 31, 2021, follows:
(In thousands)

2022	$785
2023	547
2024	516
2025	487
2026	460
2027 and thereafter	541
Total	$3,336